Document And Entity Information	Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	GRID DYNAMICS HOLDINGS, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 12, 2020, Grid Dynamics Holdings, Inc. (the “Company”) filed a registration statement (the “Form S-1”) with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-238202) (the “Registration Statement”). The Registration Statement, as amended, was declared effective by the SEC on June 3, 2020 to initially register for resale by the selling stockholders identified in the prospectus an aggregate of up to 44,829,952 shares of the Company’s common stock, par value $0.0001 per share, and up to 346,500 of the Company’s warrants exercisable for the Company’s common stock. This post-effective amendment is being filed to (i) include information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 (the “Annual Report”); and (ii) update certain other information in the prospectus relating to the offering and sale of the shares that were registered for resale on the Form S-1.No additional securities are being registered under this post-effective amendment. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement on May 12, 2020.On March 5, 2020, a wholly-owned subsidiary (“Merger Sub 1”) of ChaSerg Technology Acquisition Corp., a Delaware corporation (“ChaSerg”), merged with and into Grid Dynamics International, Inc., a California corporation (“GDI”), with GDI surviving the merger (the “Initial Merger”). Immediately following the Initial Merger, GDI merged with and into another wholly-owned subsidiary of ChaSerg (“Merger Sub 2”) with Merger Sub 2 surviving; Merger Sub 2 was then renamed “Grid Dynamics International, LLC,” and ChaSerg was then renamed “Grid Dynamics Holdings, Inc.” (the “Business Combination”). As of the open of trading on March 6, 2020, the common stock and warrants of Grid Dynamics Holdings, Inc., formerly those of ChaSerg, began trading on the NASDAQ Stock Market LLC as “GDYN” and “GDYNW,” respectively.
Entity Central Index Key	0001743725
Entity Filer Category	Accelerated Filer
Document Period End Date	Dec. 31, 2020
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE